Earnings per share - Diluted earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings per share [abstract]
Profit attributable to owners of the parent	R 181,134	R 121,458	R 182,989
Weighted average number of ordinary shares in issue (in shares)	561,088	629,626	775,139
Adjusted for:
— potentially dilutive effect of share appreciation rights (in shares)	7,230	0	0
— potentially dilutive effect of share options (in shares)	5,663	2,193	8,275
Diluted weighted average number of ordinary shares in issue (in shares)	573,981	631,819	783,414
Diluted earnings (loss) per share (in ZAR per share)	R 0.32	R 0.19	R 0.23